Bank borrowings- Maturity schedule (Details) ¥ in Millions, $ in Millions	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	¥ 3,606	$ 550	¥ 5,154
Bank borrowings
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	3,606
Between 1 to 2 years	1,705
Between 2 to 3 years	729
Between 3 to 4 years	28,749
Between 4 to 5 years	2,271
Beyond 5 years	4,982
Total borrowings	¥ 42,042